Income Taxes Income Taxes - Income Tax Allocation (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Income (Loss) from Continuing Operations before Income Taxes, Noncontrolling Interest	$ (452)	$ (300)	$ (6,100)	$ 5,778	$ (3,319)
Income tax benefit/(provision)	$ (72)	$ (7)	$ (27)	$ 119	$ 596
Effective tax rate	(15.90%)	(2.30%)	(0.40%)	(2.10%)	18.00%
Discontinued operations, before income taxes	$ 0	$ 66
Income tax provision	$ 0	$ (33)	$ (730)	$ (64)	$ (32)